Income Taxes - Schedule of Loss Before Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total loss before income tax	$ 30,508	$ 30,333
United Kingdom [Member]
Total loss before income tax	29,938	27,751
Ireland [Member]
Total loss before income tax	918	1,539
SPAIN [Member]
Total loss before income tax	(340)	1,043
United States of America [Member]
Total loss before income tax	$ (8)